Subsequent Events (Details) - USD ($)				6 Months Ended
		Oct. 02, 2025	Mar. 15, 2024	Dec. 31, 2025	Mar. 25, 2026	Jun. 30, 2025
Subsequent Events [Line Items]
Ordinary shares, issued (in Shares)	[1]			37,430,968		37,430,968
Common Stock, Par or Stated Value Per Share (in Dollars per share)	[1]			$ 0.0001		$ 0.0001
Proceeds from Issuance of Common Stock				$ 690,159
Line of Credit Facility, Interest Rate at Period End			0.00%
Youth Spring Subscription Agreement [Member]
Subsequent Events [Line Items]
Ordinary shares, issued (in Shares)		125,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0001
Proceeds from Issuance of Common Stock		$ 500,000
Hades Capital Limited [Member]
Subsequent Events [Line Items]
Unsecured line of credit			$ 4,000,000
Stony Holdings Limited [Member]
Subsequent Events [Line Items]
Unsecured line of credit			$ 2,000,000
Subsequent Event [Member] | Youth Spring Subscription Agreement [Member]
Subsequent Events [Line Items]
Ordinary shares, issued (in Shares)					125,000

[1]	Par value of ordinary shares, additional paid-in capital, and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.